INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	$ 3,131	$ 2,772	$ 2,530
Cash used by investing activities	(3,365)	(1,173)	(4,609)
Cash from financing activities	56	(995)	2,126
Change during the year	(178)	604	47
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	5,500	4,375	2,603
Cash used by investing activities	(2,032)	(2,305)	(2,785)
Cash from financing activities	(4,372)	(904)	978
Change during the year	(904)	1,166	796
Other ownership interests	(889)	1,061	681
Partnership's share	(15)	105	115
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	620	202	184
Cash used by investing activities	50	(611)	(697)
Cash from financing activities	(833)	176	285
Change during the year	(163)	(233)	(228)
Other ownership interests	(152)	(199)	(199)
Partnership's share	(11)	(34)	(29)
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	3,319	3,192	1,189
Cash used by investing activities	(1,294)	(372)	(1,039)
Cash from financing activities	(3,081)	(1,627)	826
Change during the year	(1,056)	1,193	976
Other ownership interests	(1,012)	1,091	843
Partnership's share	(44)	102	133
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	448	342	378
Cash used by investing activities	(147)	(33)	(314)
Cash from financing activities	(306)	(314)	(56)
Change during the year	(5)	(5)	8
Other ownership interests	(4)	(2)	3
Partnership's share	(1)	(3)	5
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	1,164	718	852
Cash used by investing activities	(1,020)	(996)	(735)
Cash from financing activities	176	489	(77)
Change during the year	320	211	40
Other ownership interests	279	171	34
Partnership's share	41	40	6
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	(51)	(79)	0
Cash used by investing activities	379	(293)	0
Cash from financing activities	(328)	372	0
Change during the year	0	0	0
Other ownership interests	0	0	0
Partnership's share	$ 0	$ 0	$ 0